CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 41,023	$ 60,542
Available for sale securities	66,690	55,661
Trade accounts receivable	8,345	7,997
Due from related parties	1,089	54,203
Other receivables	5,412	3,673
Inventories	3,263	2,951
Prepaid expenses and accrued income	1,171	735
Investment in direct financing and sales-type leases, current portion	52,257	56,870
Total current assets	179,250	242,632
Vessels and equipment	1,267,011	1,259,588
Accumulated depreciation on vessels and equipment	(240,900)	(218,462)
Vessels and equipment, net	1,026,111	1,041,126
Newbuildings	105,337	69,175
Investment in direct financing and sales-type leases, long-term portion	1,055,901	1,086,989
Investment in associated companies	29,549	232,891
Loans to related parties - associated companies, long-term	573,591	221,884
Loans to others, long-term	50,000	50,000
Financial instruments (long term): mark to market valuation	12,515	3,411
Other long-term investments	1,241	1,241
Deferred charges	47,755	23,740
Total assets	3,081,250	2,973,089
Current liabilities
Short term and current portion of long-term debt	275,124	157,689
Trade accounts payable	294	1,455
Due to related parties	12,208	9,227
Financial instruments (short term): mark to market valuation	3,747	0
Accrued expenses	13,407	12,576
Other current liabilities	5,582	16,571
Total current liabilities	310,362	197,518
Long-term liabilities
Long-term debt	1,474,168	1,673,511
Financial instruments (long term): mark to market valuation	67,804	85,881
Other long-term liabilities	19,675	21,411
Total liabilities	1,872,009	1,978,321
Commitments and contingent liabilities
Stockholders’ equity
Share capital ($1 par value; 125,000,000 shares authorized; 93,260,000 and 85,225,000 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	93,260	85,225
Additional paid-in capital	285,552	144,258
Contributed surplus	567,757	561,372
Accumulated other comprehensive loss	(45,861)	(79,421)
Accumulated other comprehensive loss - associated companies	(1,048)	(5,176)
Retained earnings	309,581	288,510
Total stockholders’ equity	1,209,241	994,768
Total liabilities and stockholders’ equity	$ 3,081,250	$ 2,973,089